Equity (Schedule of Stock Options Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	2.90%	1.80%	1.10%
Risk-free interest rate, Maximum	3.10%	2.20%	1.50%
Expected share price volatility, Minimum	52.00%	52.60%	53.60%
Expected share price volatility, Maximum	52.20%	54.00%	56.10%
Dividend yield
Weighted average grant date fair value	$ 11.49	$ 11.10	$ 12.39
Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)	5 years 3 months 19 days	5 years 1 month 6 days	5 years 2 months 12 days
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)	5 years 6 months	6 years	6 years